ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
	US$’000	US$’000

Accounts receivable – third parties	6,322	5,578
Accounts receivable – related parties	732	166
Total accounts receivable	7,054	5,744
Less: Allowance for expected credit loss	(873)	(403)
Accounts receivable, net	6,181	5,341

Allowance for expected credit loss movement:
Beginning of the financial year	403	284
Add: Provision for estimated credit losses	532	145
Less: Estimated credit losses no longer required	(58)	-
(Less): Currency translation differences	(4)	(26)
End of the financial year	873	403